Schedule I - Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Cash flows from operating activities:
Net income	$ 215,704	$ 136,269	$ 132,688
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	1,453	1,427
Share-based compensation expense	20,079	27,242	24,125
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(20,168)	2,846	(23,672)
Accrued expenses and other current liabilities	44,775	22,047	28,395
Amounts due from/to related parties	(1,097)	912	164
Net cash provided by operating activities	361,345	283,628	249,304
Cash flows from investing activities
Net cash used in investing activities	(344,377)	(237,888)	(143,701)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	21,849	4,652	945
Cash paid for shares repurchase	(21,487)	(28,511)
Cash paid for dividend	(54,476)	(46,990)
Net cash provided by (used in) financing activities	(54,114)	(70,849)	945
Net change in cash and cash equivalents	(45,573)	(11,095)	111,001
Cash and cash equivalents at beginning of year	417,166	428,261	317,260
Cash and cash equivalents at end of year	371,593	417,166	428,261
Parent Company [Member]
Cash flows from operating activities:
Net income	215,704	136,269	132,688
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(236,138)	(168,428)	(156,596)
Dividend received from subsidiaries	83,728
Share-based compensation expense	20,079	27,242	24,125
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,958)	(91)	(6,412)
Accrued expenses and other current liabilities	4,988	4,015	3,117
Amounts due from/to related parties	(849)	(4,950)	(1,760)
Net cash provided by operating activities	84,554	(5,943)	(4,838)
Cash flows from investing activities
Loan to related parties		(1,630)
Repayment from related parties	15,500		16,000
Net cash used in investing activities	(576)	(1,630)	13,000
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	21,849	5,733	945
Loan from related party		43,000
Loan repayment to related party	(42,643)
Cash paid for shares repurchase	(21,487)	(28,511)
Cash paid for dividend	(54,476)	(46,990)
Net cash provided by (used in) financing activities	(96,757)	(26,768)	945
Net change in cash and cash equivalents	(12,779)	(34,341)	9,107
Cash and cash equivalents at beginning of year	28,653	62,994	53,887
Cash and cash equivalents at end of year	15,874	28,653	62,994
Parent Company [Member] | Dajie.com Ltd [Member]
Cash flows from investing activities
Long term investment			(2,000)
Parent Company [Member] | Alo7.com [Member]
Cash flows from investing activities
Long term investment	(2,576)		(1,000)
Parent Company [Member] | Tarena [Member]
Cash flows from investing activities
Long term investment	$ (13,500)